Summary Prospectus Supplement dated March 1, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:
Invesco Real Estate Fund
As of the close of business on April 29, 2011, the Fund will limit public sales of its shares to certain investors. Please see the “Other Information — Limited Fund Offering” section of the statutory Prospectus for further information.
Effective May 2, 2011, the following information replaces the table in its entirety appearing under the heading “Management of the Fund”:

“Portfolio Managers	Title	Length of Service on the Fund
Joe Rodriguez, Jr.	Portfolio Manager (lead)	1995
Mark Blackburn	Portfolio Manager	2000
Paul Curbo	Portfolio Manager	2007
Darin Turner	Portfolio Manager	2009
Ping-Ying Wang	Portfolio Manager	2006	”

Summary Prospectus Supplement dated March 1, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Real Estate Fund
As of the close of business on April 29, 2011, the Fund will limit public sales of its shares to certain investors. Please see the “Other Information — Limited Fund Offering” section of the statutory Prospectus for further information.
Effective May 2, 2011, the following information replaces the table in its entirety appearing under the heading “Management of the Fund”:

“Portfolio Managers	Title	Length of Service on the Fund
Joe Rodriguez, Jr.	Portfolio Manager (lead)	1995
Mark Blackburn	Portfolio Manager	2000
Paul Curbo	Portfolio Manager	2007
Darin Turner	Portfolio Manager	2009
Ping-Ying Wang	Portfolio Manager	2006”